Intangible assets, net (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense		$ 29,544		$ 115,907		$ 162,825
Impairment loss on intangible assets		$ 0		$ 167,787